Long-term debt	12 Months Ended
Mar. 30, 2019
Debt Disclosure [Abstract]
Long-term debt
7.	Long-term debt:

(a)	Long-term debt consists of the following:

	As of
	March 30, 2019	March 31, 2018 *
	(In thousands)
Term loan from Crystal Financial LLC, bearing interest at an annual rate of CDOR plus 8.25%, repayable at maturity in October 2022, secured by the assets of the Company (net of deferred financing costs of $ 378,000 ). Refer to note 6 for additional information	12,122	—

USD $ 1.5 million cash advance owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (note 15(c))	2,005	1,934
USD $ 2.5 million loan owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (note 15(c))	1,670	3,223
$ 5 million term loan from Investissement Quebec, bearing interest at an annual rate of Canadian prime plus 7.0% and secured by the assets of the Company. The outstanding balance as at March 30, 2019 has been repaid on June 5, 2019 , and as such has been presented as short-term liabilities within current portion of long-term debt on the Company’s balance sheet.	578	1,553
$ 2 million term loan from Investissement Québec, bearing interest at an annual rate of Canadian prime plus 10% and secured by the assets of the Company. The outstanding balance as at March 30, 2019 has been repaid on June 5, 2019 , and as such has been presented as short-term liabilities within current portion of long-term debt on the Company’s balance sheet.	253	755
Obligations under capital leases, at annual interest rates between 3.6% and 25.8%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to March 2023.	476	745
	17,104	8,210
Current portion of long-term debt	993	3,372
	$16,111	$4,838

(*) Recast (refer to note 1)
The term loans with Investissement Québec required the Company on an annual basis to have a working capital ratio of at least
1.15
. On May 21, 2019, the Company obtained a waiver from Investissement Québec with respect to the requirement to meet the working capital ratio for fiscal 2019. The Company was in compliance with the working capital ratio as at March 31, 2018.

(b)	Future minimum lease payments for capital leases required in the following five years and thereafter are as follows (in thousands):

Year ending March:
2020	$202
2021	158
2022	137
2023	78
Thereafter	-
575
Less imputed interest	99
$476

(c)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under capital leases, are as follows (in thousands):

Year ending March:
2020	$993
2021	1,421
2022	118
2023	12,567
Thereafter	2,005
$17,104

(d)	As of March 30, 2019 and March 31, 2018, the Company had $1.0 million of outstanding letters of credit which were provided to certain lenders.